GuideMark® Large Cap Core Fund
Schedule of Investments (Unaudited)
December 31, 2023

Number of Shares		Value
	COMMON STOCKS - 95.75%
	Aerospace & Defense - 1.19%
1,733	Axon Enterprise, Inc. (a)	$447,686
5,826	BWX Technologies, Inc.	447,029
2,687	Curtiss-Wright Corp.	598,637
2,070	General Dynamics Corp.	537,517
1,437	HEICO Corp. - Class A	204,686
7,193	Hexcel Corp.	530,484
15,130	Howmet Aerospace, Inc.	818,835
1,770	Huntington Ingalls Industries, Inc.	459,563
1,241	L3Harris Technologies, Inc.	261,379
782	Lockheed Martin Corp.	354,434
9,798	Raytheon Technologies Corp.	824,404
11,322	Textron, Inc.	910,515
4,085	The Boeing Co. (a)	1,064,796
679	TransDigm Group, Inc.	686,876
		8,146,841
	Air Freight & Logistics - 0.31%
7,207	C.H. Robinson Worldwide, Inc.	622,613
1,872	Expeditors International of Washington, Inc.	238,118
2,843	FedEx Corp.	719,194
5,982	XPO, Inc. (a)	523,963
		2,103,888
	Airlines - 0.21%
34,540	United Airlines Holdings, Inc. (a)	1,425,120
	Auto Components - 0.13%
16,194	BorgWarner, Inc.	580,555
1,479	Lear Corp.	208,849
3,238	Phinia, Inc.	98,079
		887,483
	Automobiles - 1.37%
22,031	Harley-Davidson, Inc.	811,622
25,575	Tesla, Inc. (a)	6,354,876
18,583	Thor Industries, Inc. (b)	2,197,440
		9,363,938
	Banks - 2.18%
45,952	Bank of America Corp.	1,547,204
30,702	Citigroup, Inc.	1,579,311
6,939	Citizens Financial Group, Inc.	229,959
6,671	Comerica, Inc.	372,309
3,521	Commerce Bancshares, Inc.	188,038
1,110	Cullen Frost Bankers, Inc. (b)	120,424
155	First Citizens BancShares, Inc. - Class A	219,940
17,390	First Horizon Corp.	246,242
22,529	FNB Corp. (b)	310,224
29,791	JPMorgan Chase & Co.	5,067,449
31,947	KeyCorp	460,037
27,540	NU Holdings Ltd/Cayman Islands - ADR (a)	229,408
5,790	Popular, Inc. - ADR	475,185
13,484	Regions Financial Corp.	261,320
11,477	Synovus Financial Corp.	432,109
12,728	Truist Financial Corp.	469,918
28,790	Wells Fargo & Co.	1,417,044
12,504	Western Alliance Bancorp	822,638
2,597	Wintrust Financial Corp.	240,872
5,360	Zions Bancorp NA (b)	235,143
		14,924,774
	Beverages - 1.09%
1,634	Boston Beer Co., Inc. - Class A (a)	564,694
2,003	Brown-Forman Corp. - Class A	119,359
2,684	Brown-Forman Corp. - Class B	153,256
633	Constellation Brands, Inc. - Class A	153,028
23,419	Molson Coors Brewing Co. - Class B (b)	1,433,477
12,678	Monster Beverage Corp. (a)	730,379
17,026	PepsiCo, Inc.	2,891,696
24,444	The Coca-Cola Co.	1,440,485
		7,486,374
	Biotechnology - 1.47%
6,735	Amgen, Inc.	1,939,815
2,039	Biogen, Inc. (a)	527,632
1,719	Exact Sciences Corp. (a)(b)	127,172
37,670	Exelixis, Inc. (a)	903,703
17,824	Gilead Sciences, Inc.	1,443,922
10,362	Incyte Corp. (a)	650,630
1,545	Regeneron Pharmaceuticals, Inc. (a)	1,356,958
17,461	Roivant Sciences Ltd. - ADR (a)(b)	196,087
3,702	United Therapeutics Corp. (a)	814,033
5,127	Vertex Pharmaceuticals, Inc. (a)	2,086,125
		10,046,077
	Building Products - 1.41%
4,380	A. O. Smith Corp.	361,087
2,364	Advanced Drainage Systems, Inc. (b)	332,473
21,183	Builders FirstSource, Inc. (a)	3,536,290
5,251	Carrier Global Corp. (b)	301,670
5,145	Johnson Controls International PLC - ADR	296,558
1,985	Lennox International, Inc. (b)	888,327
9,739	Masco Corp.	652,318
13,318	Owens Corning, Inc.	1,974,127
2,209	Trane Technologies PLC - ADR	538,775
9,093	Trex Co., Inc. (a)(b)	752,810
		9,634,435
	Capital Markets - 2.11%
3,324	Affiliated Managers Group, Inc.	503,320
3,761	Ameriprise Financial, Inc.	1,428,541
5,046	Ares Management Corp. - Class A	600,070
283	BlackRock, Inc.	229,739
1,379	Cboe Global Markets, Inc.	246,234
1,723	CME Group, Inc. - Class A	362,864
893	Coinbase Global, Inc. (a)	155,311
5,774	Evercore, Inc.	987,643
1,497	FactSet Research Systems, Inc.	714,144
12,432	Franklin Resources, Inc.	370,349
1,684	Intercontinental Exchange, Inc.	216,276
72,988	Invesco Ltd. - ADR	1,302,106
12,374	Janus Henderson Group PLC - ADR	373,076
1,700	KKR & Co, Inc.	140,845
3,658	LPL Financial Holdings, Inc.	832,634
2,500	Moody's Corp.	976,400
8,216	Morgan Stanley	766,142
3,083	NASDAQ OMX Group, Inc.	179,246
1,741	Northern Trust Corp.	146,906
4,114	Raymond James Financial, Inc. (b)	458,711
571	S&P Global, Inc.	251,537
2,738	SEI Investments Co.	174,000
8,726	State Street Corp.	675,916
9,102	Stifel Financial Corp.	629,403
12,111	The Bank of New York Mellon Corp.	630,377
2,145	The Blackstone Group, Inc.	280,823
7,690	The Charles Schwab Corp.	529,072
1,522	Tradeweb Markets, Inc. - Class A	138,319
5,265	XP, Inc. - ADR	137,259
		14,437,263
	Chemicals - 0.90%
7,063	CF Industries Holdings, Inc.	561,508
5,691	Dow, Inc.	312,094
696	Ecolab, Inc.	138,052
2,963	Linde PLC - ADR	1,216,934
961	NewMarket Corp.	524,543
12,679	Olin Corp.	684,032
6,058	RPM International, Inc.	676,254
27,849	The Mosaic Co.	995,045
7,601	Westlake Chemical Corp.	1,063,836
		6,172,298
	Commercial Services & Supplies - 0.77%
193,197	ADT, Inc. (b)	1,317,603
2,738	Cintas Corp.	1,650,083
3,484	Clean Harbors, Inc. (a)	607,993
10,009	Copart, Inc. (a)	490,441
755	MSA Safety, Inc.	127,467
838	Republic Services, Inc.	138,195
18,949	Rollins, Inc.	827,503
1,082	Veralto Corp.	89,005
		5,248,290
	Communications Equipment - 1.32%
5,464	Arista Networks, Inc. (a)	1,286,827
44,251	Cisco Systems, Inc.	2,235,560
2,096	F5, Inc. (a)	375,142
6,819	Juniper Networks, Inc.	201,024
3,094	Motorola Solutions, Inc.	968,700
4,311	Palo Alto Networks, Inc. (a)	1,271,228
14,898	Qualcomm, Inc.	2,154,698
3,562	Ubiquiti, Inc.	497,113
		8,990,292
	Construction & Engineering - 0.35%
5,969	AECOM	551,715
2,140	EMCOR Group, Inc.	461,020
2,388	KBR, Inc.	132,319
5,246	MasTec, Inc. (a)	397,227
3,466	Quanta Services, Inc.	747,963
2,046	WillScot Mobile Mini Holdings Corp. (a)	91,047
		2,381,291
	Construction Materials - 0.06%
1,087	Eagle Materials, Inc.	220,487
934	Vulcan Materials Co.	212,027
		432,514
	Consumer Finance - 1.51%
56,139	Ally Financial, Inc.	1,960,374
6,569	American Express Co.	1,230,637
15,363	Capital One Financial Corp.	2,014,397
554	Credit Acceptance Corp. (a)(b)	295,132
7,853	Discover Financial Services	882,677
31,579	OneMain Holdings, Inc.	1,553,687
29,662	SLM Corp. (b)	567,137
47,912	Synchrony Financial	1,829,759
		10,333,800
	Containers & Packaging - 0.18%
8,343	Ardagh Group SA - ADR (a)(c)(d)(f)	–
5,470	Berry Global Group, Inc.	368,623
4,191	Graphic Packaging Holding Co.	103,308
18,273	WestRock Co.	758,695
		1,230,626
	Distributors - 0.23%
5,638	Genuine Parts Co.	780,863
16,411	LKQ Corp.	784,282
		1,565,145
	Diversified Consumer Services - 0.33%
8,659	Grand Canyon Education, Inc. (a)	1,143,335
23,006	H&R Block, Inc.	1,112,800
		2,256,135
	Diversified Financial Services - 0.70%
6,074	Apollo Global Management, Inc. (b)	566,036
79,022	Corebridge Financial, Inc. (b)	1,711,617
23,931	Equitable Holdings, Inc.	796,902
10,284	Jefferies Financial Group, Inc.	415,577
96,688	UWM Holdings Corp. (b)	691,319
8,526	Voya Financial, Inc.	622,057
		4,803,508
	Diversified Telecommunication Services - 0.33%
95,328	AT&T, Inc.	1,599,604
3,912	GCI Liberty, Inc. (a)(c)(d)(f)	3,538
17,961	Verizon Communications, Inc.	677,130
		2,280,272
	Electric Utilities - 0.45%
5,777	Constellation Energy Corp.	675,273
121,558	Hawaiian Electric Industries, Inc.	1,724,908
38,518	PG&E Corp.	694,480
		3,094,661
	Electrical Equipment - 0.81%
4,333	Acuity Brands, Inc.	887,528
3,121	Agilent Technologies, Inc.	433,913
1,057	AMETEK, Inc.	174,289
3,372	Eaton Corp. PLC - ADR	812,045
2,018	Enphase Energy, Inc. (a)	266,658
2,389	Hubbell, Inc.	785,814
12,151	nVent Electric PLC - ADR	718,003
1,387	Regal Rexnord Corp. (b)	205,304
905	Rockwell Automation, Inc.	280,984
683	Roper Industries, Inc.	372,351
6,231	Sensata Technologies Holding PLC - ADR	234,099
7,007	Vertiv Holdings Co.	336,546
		5,507,534
	Electronic Equipment, Instruments & Components - 0.93%
6,366	Amphenol Corp. - Class A (b)	631,062
8,117	Arrow Electronics, Inc. (a)	992,303
2,930	Avnet, Inc.	147,672
1,894	CDW Corp. (b)	430,544
3,738	Cognex Corp.	156,024
4,045	Coherent Corp. (a)	176,079
3,043	Dolby Laboratories, Inc. - Class A	262,246
7,721	Jabil, Inc.	983,655
3,941	Keysight Technologies, Inc. (a)	626,974
15,037	TD SYNNEX Corp.	1,618,131
9,272	Vontier Corp.	320,348
		6,345,038
	Energy Equipment & Services - 0.17%
7,623	Baker Hughes Co.	260,554
10,745	Schlumberger, Ltd. - ADR	559,170
17,540	TechnipFMC PLC - ADR	353,256
		1,172,980
	Entertainment - 0.75%
3,690	Electronic Arts, Inc.	504,829
2,530	Netflix, Inc. (a)	1,231,806
40,582	Playtika Holding Corp. (a)	353,875
2,454	Spotify Technology SA - ADR (a)	461,131
864	Take-Two Interactive Software, Inc. (a)	139,061
2,803	The Walt Disney Co.	253,083
7,187	TKO Group Holdings, Inc.	586,316
137,869	Warner Bros Discovery, Inc. - Series A (a)(b)	1,568,949
		5,099,050
	Food & Staples Retailing - 2.48%
44,128	Albertsons Cos, Inc.	1,014,944
6,956	BJ's Wholesale Club Holdings, Inc. (a)	463,687
4,345	Casey's General Stores, Inc.	1,193,745
5,759	Costco Wholesale Corp.	3,801,401
30,171	CVS Health Corp.	2,382,302
6,003	Grocery Outlet Holding Corp. (a)(b)	161,841
29,574	Kroger Co.	1,351,828
10,815	Performance Food Group Co. (a)	747,857
12,659	SYSCO Corp.	925,753
32,902	US Foods Holding Corp. (a)(b)	1,494,080
21,491	Walmart, Inc.	3,388,056
		16,925,494
	Food Products - 0.69%
828	Bunge Global SA - ADR	83,587
1,855	Darling International, Inc. (a)	92,453
31,288	Flowers Foods, Inc.	704,293
1,780	Freshpet, Inc. (a)(b)	154,433
4,284	Ingredion, Inc.	464,943
5,672	Lamb Weston Holdings, Inc.	613,086
8,527	Mondelez International, Inc. - Class A	617,611
12,414	Post Holdings, Inc. (a)(b)	1,093,177
3,819	The Hershey Co. (b)	712,014
1,343	The J.M. Smucker Co.	169,728
		4,705,325
	Gas Utilities - 0.08%
14,315	EQT Corp. (b)	553,418
	Health Care Equipment & Supplies - 1.00%
1,319	Align Technology, Inc. (a)	361,406
11,650	Boston Scientific Corp. (a)	673,486
3,246	Danaher Corp.	750,930
4,524	DENTSPLY SIRONA, Inc.	161,009
2,919	DexCom, Inc. (a)(b)	362,219
8,629	Edwards Lifesciences Corp. (a)	657,961
1,747	Hologic, Inc. (a)	124,823
1,959	IDEXX Laboratories, Inc. (a)	1,087,343
1,333	Insulet Corp. (a)	289,234
1,769	Intuitive Surgical, Inc. (a)	596,790
1,138	Penumbra, Inc. (a)	286,252
1,982	ResMed, Inc. (b)	340,944
969	Shockwave Medical, Inc. (a)	184,653
1,946	Stryker Corp.	582,749
4,022	Tandem Diabetes Care, Inc. (a)(b)	118,971
698	West Pharmaceutical Services, Inc.	245,780
		6,824,550
	Health Care Providers & Services - 3.01%
4,223	Amedisys, Inc. (a)	401,438
2,943	AmerisourceBergen Corp.	604,433
3,247	Anthem, Inc.	1,531,155
8,553	Cardinal Health, Inc.	862,142
27,801	Centene Corp. (a)	2,063,112
1,178	Chemed Corp.	688,836
7,964	Cigna Corp.	2,384,820
1,742	DaVita, Inc. (a)	182,492
5,009	Encompass Health Corp.	334,200
923	HCA Healthcare, Inc.	249,838
7,263	Henry Schein, Inc. (a)	549,882
2,317	Humana, Inc.	1,060,746
2,082	Laboratory Corp. of America Holdings (b)	473,218
2,444	McKesson Corp.	1,131,523
856	Molina Healthcare, Inc. (a)	309,281
22,344	Premier, Inc. - Class A	499,612
850	Quest Diagnostics, Inc.	117,198
5,343	Tenet Healthcare Corp. (a)(b)	403,771
11,890	UnitedHealth Group, Inc.	6,259,728
2,943	Universal Health Services, Inc.	448,631
		20,556,056
	Health Care Technology - 0.09%
1,123	Inspire Medical Systems, Inc. (a)	228,452
17,985	Teladoc Health, Inc. (a)(b)	387,577
		616,029
	Hotels, Restaurants & Leisure - 1.52%
1,824	Airbnb, Inc. (a)	248,319
5,739	Boyd Gaming Corp.	359,319
5,708	Caesars Entertainment, Inc. (a)	267,591
202	Chipotle Mexican Grill, Inc. (a)	461,966
2,383	Darden Restaurants, Inc.	391,527
2,309	Domino's Pizza, Inc.	951,839
1,334	DoorDash, Inc. (a)	131,919
7,378	DraftKings, Inc. (a)	260,074
768	Hilton Worldwide Holdings, Inc.	139,845
2,541	Hyatt Hotels Corp. - Class A (b)	331,372
2,257	Marriott International, Inc. - Class A	508,976
1,979	Marriott Vacations Worldwide Corp. (b)	167,997
5,144	McDonald's Corp.	1,525,247
13,342	MGM Resorts International (a)	596,121
58,775	Penn Entertainment, Inc. (a)(b)	1,529,326
2,114	Royal Caribbean Cruises Ltd. - ADR (a)	273,742
5,533	Starbucks Corp.	531,223
1,768	Texas Roadhouse, Inc.	216,103
2,291	Wingstop, Inc.	587,825
6,813	Yum! Brands, Inc.	890,187
		10,370,518
	Household Durables - 1.45%
4,191	DR Horton, Inc.	636,948
901	Garmin, Ltd. - ADR	115,815
11,585	Lennar Corp. - Class A	1,726,628
9,174	Lennar Corp. - Class B	1,229,775
7,056	Mohawk Industries, Inc. (a)	730,296
78,129	Newell Rubbermaid, Inc.	678,160
98	NVR, Inc. (a)	686,044
9,389	PulteGroup, Inc.	969,133
14,750	Tempur Sealy International, Inc.	751,807
20,671	Toll Brothers, Inc.	2,124,772
734	TopBuild Corp. (a)	274,707
		9,924,085
	Household Products - 0.84%
1,474	Church & Dwight, Inc.	139,381
2,917	Clorox Co.	415,935
13,377	Colgate-Palmolive Co.	1,066,281
2,245	Kimberly-Clark Corp.	272,790
26,426	The Procter & Gamble Co.	3,872,466
		5,766,853
	Independent Power and Renewable Electricity Producers - 0.23%
17,587	Brookfield Renewable Corp. - ADR	506,330
5,933	Clearway Energy, Inc. - Class A	151,766
5,801	Clearway Energy, Inc. - Class C	159,122
2,779	NRG Energy, Inc.	143,674
16,037	Vistra Corp.	617,745
		1,578,637
	Industrial Conglomerates - 0.52%
2,850	3M Co.	311,562
1,608	Carlisle Companies, Inc.	502,387
10,441	General Electric Co.	1,332,585
391	Seaboard Corp.	1,395,909
		3,542,443
	Insurance - 3.47%
8,281	Aflac, Inc.	683,182
2,958	American Financial Group, Inc.	351,677
15,281	American International Group, Inc.	1,035,288
1,979	Aon PLC - Class A - ADR	575,929
8,628	Arch Capital Group, Ltd. - ADR (a)	640,802
3,800	Arthur J. Gallagher & Co. (b)	854,544
2,459	Assured Guaranty, Ltd. - ADR (b)	184,007
6,629	Axis Capital Holdings Ltd. - ADR	367,048
23,993	Berkshire Hathaway, Inc. - Class B (a)	8,557,343
1,929	Brown & Brown, Inc.	137,171
2,064	Chubb, Ltd. - ADR	466,464
8,141	CNA Financial Corp.	344,446
1,230	Everest Group Ltd. - ADR	434,903
3,082	Globe Life, Inc.	375,141
1,053	Hartford Financial Services Group, Inc.	84,640
14,727	Lincoln National Corp.	397,187
5,876	Loews Corp.	408,911
168	Markel Corp. (a)	238,543
8,724	Marsh & McLennan Cos., Inc.	1,652,936
25,640	Old Republic International Corp.	753,816
1,676	Primerica, Inc.	344,854
15,200	Principal Financial Group, Inc.	1,195,784
3,297	Reinsurance Group of America, Inc.	533,389
997	RenaissanceRe Holdings Ltd. - ADR	195,412
937	RLI Corp.	124,733
6,185	Ryan Specialty Holdings, Inc. (a)(b)	266,079
5,150	The Progressive Corp.	820,292
30,546	Unum Group	1,381,290
186	White Mountains Insurance Group Ltd. - ADR	279,932
		23,685,743
	Interactive Media & Services - 4.83%
78,835	Alphabet, Inc. - Class A (a)	11,012,461
67,055	Alphabet, Inc. - Class C (a)	9,450,061
11,622	Match Group, Inc. (a)	424,203
30,091	Meta Platforms, Inc. - Class A (a)	10,651,011
31,325	Pinterest, Inc. - Class A (a)	1,160,278
15,540	TripAdvisor, Inc. (a)	334,576
		33,032,590
	Internet & Direct Marketing Retail - 3.26%
120,907	Amazon.com, Inc. (a)	18,370,610
512	Booking Holdings, Inc. (a)	1,816,177
7,884	Coupang, Inc. (a)	127,642
5,477	eBay, Inc.	238,907
6,469	Etsy, Inc. (a)	524,312
2,939	Expedia Group, Inc. (a)	446,111
12,445	Wayfair, Inc. - Class A (a)(b)	767,856
		22,291,615
	IT Services - 3.75%
7,973	Accenture PLC - Class A - ADR	2,797,805
5,531	Akamai Technologies, Inc. (a)	654,594
7,417	Amdocs Ltd. - ADR	651,880
5,749	Booz Allen Hamilton Holding Corp.	735,354
696	Broadridge Financial Solutions, Inc.	143,202
3,279	CACI International, Inc. - Class A (a)	1,061,937
14,162	Cognizant Technology Solutions Corp. - Class A	1,069,656
13,780	Concentrix Corp. (b)	1,353,334
123,178	DXC Technology Co. (a)	2,817,081
1,505	EPAM Systems, Inc. (a)	447,497
1,771	Euronet Worldwide, Inc. (a)	179,739
5,056	Fiserv, Inc. (a)	671,639
487	FleetCor Technologies, Inc. (a)	137,631
2,805	Gartner, Inc. (a)	1,265,363
5,124	Genpact, Ltd. - ADR	177,854
3,806	GoDaddy, Inc. - Class A (a)	404,045
3,174	Leidos Holdings, Inc.	343,554
8,972	MasterCard, Inc. - Class A	3,826,648
332	MongoDB, Inc. (a)(b)	135,738
2,774	Paychex, Inc.	330,411
4,355	Science Applications International Corp.	541,413
36,755	The Western Union Co.	438,120
1,842	T-Mobile USA, Inc.	295,328
4,454	VeriSign, Inc. (a)	917,346
16,217	Visa, Inc. - Class A	4,222,096
		25,619,265
	Leisure Products - 0.28%
17,833	Mattel, Inc. (a)	336,687
1,427	Polaris, Inc. (b)	135,237
1,252	Pool Corp. (b)	499,185
17,721	YETI Holdings, Inc. (a)(b)	917,593
		1,888,702
	Life Sciences Tools & Services - 0.49%
3,733	10X Genomics, Inc. (a)	208,899
11,646	Avantor, Inc. (a)	265,878
2,723	Bruker Corp.	200,086
985	IQVIA Holdings, Inc. (a)	227,909
581	Mettler-Toledo International, Inc. (a)	704,730
2,328	Thermo Fisher Scientific, Inc.	1,235,679
1,636	Waters Corp. (a)	538,620
		3,381,801
	Machinery - 2.38%
1,851	AGCO Corp.	224,730
12,055	Allison Transmission Holdings, Inc.	700,998
2,937	Caterpillar, Inc.	868,383
1,039	Crane Co.	122,747
5,215	Crane NXT Co.	296,577
1,664	Cummins, Inc. (b)	398,644
1,486	Deere & Co.	594,207
8,226	Donaldson Co., Inc.	537,569
14,290	Esab Corp. (b)	1,237,800
1,778	Fortive Corp.	130,914
131,680	Gates Industrial Corp PLC - ADR (a)	1,767,146
5,597	Graco, Inc.	485,596
3,905	Illinois Tool Works, Inc.	1,022,876
5,996	Ingersoll Rand, Inc.	463,731
2,788	ITT, Inc.	332,664
5,119	Lincoln Electric Holdings, Inc. (b)	1,113,178
424	Nordson Corp.	112,004
5,276	Oshkosh Corp.	571,971
6,813	Otis Worldwide Corp. (b)	609,559
9,302	PACCAR, Inc.	908,340
1,926	Parker-Hannifin Corp.	887,308
3,408	Pentair PLC - ADR	247,796
2,044	Snap-on, Inc.	590,389
3,656	The Timken Co.	293,028
5,584	The Toro Co.	536,008
1,832	Valmont Industries, Inc. (b)	427,790
6,174	Wabtec Corp.	783,481
		16,265,434
	Marine - 0.04%
3,493	Kirby Corp. (a)	274,131
	Media - 1.50%
37,405	Comcast Corp. - Class A (b)	1,640,209
29,269	Fox Corp. - Class A	868,411
31,121	Fox Corp. - Class B	860,496
58,655	Liberty Media Corp-Liberty SiriusXM - Class C (a)	1,688,091
57,491	Liberty Media Corp-Liberty SiriusXM - Class A (a)(b)	1,652,291
30,133	News Corp. - Class A	739,765
27,721	News Corp. - Class B (b)	712,984
7,065	Nexstar Media Group, Inc.	1,107,439
2,681	Omnicom Group, Inc.	231,933
69,109	Sirius XM Holdings, Inc. (b)	378,026
8,350	The New York Times Co. - Class A	409,067
		10,288,712
	Metals & Mining - 1.02%
73,643	Cleveland-Cliffs, Inc. (a)	1,503,790
9,522	Nucor Corp.	1,657,209
6,398	Reliance Steel & Aluminum Co.	1,789,393
2,595	Southern Copper Corp. (b)	223,352
13,343	Steel Dynamics, Inc.	1,575,808
4,010	United States Steel Corp.	195,086
		6,944,638
	Multiline Retail - 1.27%
2,830	Burlington Stores, Inc. (a)(b)	550,378
4,050	Dollar General Corp.	550,598
3,418	Dollar Tree, Inc. (a)	485,527
51,243	Kohl's Corp. (b)	1,469,649
157,570	Macy's, Inc. (b)	3,170,308
73,608	Nordstrom, Inc. (b)	1,358,068
1,932	Ollie's Bargain Outlet Holdings, Inc. (a)(b)	146,619
6,457	Target Corp.	919,606
		8,650,753
	Oil, Gas & Consumable Fuels - 3.47%
25,738	Antero Midstream Corp.	322,497
19,839	APA Corp.	711,823
5,363	Cabot Oil & Gas Corp.	136,864
2,554	Cheniere Energy, Inc.	435,993
4,761	Chesapeake Energy Corp. (b)	366,311
11,590	Chevron Corp.	1,728,764
12,909	ConocoPhillips	1,498,348
11,472	Devon Energy Corp.	519,682
3,471	Diamondback Energy, Inc.	538,283
9,245	EOG Resources, Inc.	1,118,183
50,315	Exxon Mobil Corp.	5,030,494
2,554	Hess Corp.	368,185
22,678	HF Sinclair Corp. (b)	1,260,216
20,137	Marathon Oil Corp.	486,510
14,879	Marathon Petroleum Corp.	2,207,448
2,404	Occidental Petroleum Corp.	143,543
6,520	ONEOK, Inc.	457,834
2,268	Ovintiv, Inc.	99,611
15,129	Phillips 66	2,014,275
2,718	Pioneer Natural Resources Co.	611,224
11,115	Range Resources Corp. (b)	338,341
162,415	Southwestern Energy Co. (a)	1,063,818
6,923	Targa Resources Corp.	601,401
12,955	Valero Energy Corp.	1,684,150
		23,743,798
	Personal Products - 0.27%
83,307	Coty, Inc. - Class A (a)(b)	1,034,673
125,154	Olaplex Holdings, Inc. (a)(b)	317,891
3,254	The Estee Lauder Cos., Inc. - Class A	475,897
		1,828,461
	Pharmaceuticals - 4.03%
12,384	Abbott Laboratories	1,363,107
26,086	AbbVie, Inc.	4,042,547
35,762	Bristol-Myers Squibb Co.	1,834,948
21,225	Elanco Animal Health, Inc. (a)	316,253
11,642	Eli Lilly & Co.	6,786,355
5,735	Jazz Pharmaceuticals PLC - ADR (a)	705,405
29,095	Johnson & Johnson	4,560,350
35,269	Merck & Co., Inc.	3,845,026
10,075	Perrigo Co PLC - ADR	324,214
25,489	Pfizer, Inc.	733,828
201,945	Viatris, Inc.	2,187,064
4,299	Zoetis, Inc. (b)	848,494
		27,547,591
	Professional Services - 0.44%
35,152	Dun & Bradstreet Holdings, Inc.	411,279
2,315	FTI Consulting, Inc. (a)	461,032
12,521	ManpowerGroup, Inc.	995,044
10,463	Robert Half, Inc. (b)	919,907
857	Verisk Analytics, Inc.	204,703
		2,991,965
	Road & Rail - 0.44%
5,668	Landstar System, Inc.	1,097,608
2,124	Old Dominion Freight Line, Inc. (b)	860,921
675	Saia, Inc. (a)(b)	295,798
12,196	Uber Technologies, Inc. (a)(b)	750,908
		3,005,235
	Semiconductors & Semiconductor Equipment - 6.24%
11,623	Advanced Micro Devices, Inc. (a)	1,713,346
16,911	Allegro MicroSystems, Inc. (a)	511,896
3,577	Analog Devices, Inc.	710,249
13,516	Applied Materials, Inc.	2,190,538
5,348	Broadcom, Inc.	5,969,705
11,566	Cirrus Logic, Inc. (a)	962,176
21,080	Intel Corp.	1,059,270
3,171	KLA-Tencor Corp.	1,843,302
2,202	Lam Research Corp.	1,724,739
9,114	Lattice Semiconductor Corp. (a)	628,775
7,401	Microchip Technology, Inc.	667,422
12,937	Micron Technology, Inc.	1,104,044
7,699	MKS Instruments, Inc.	791,996
1,600	Monolithic Power Systems, Inc.	1,009,248
33,041	NVIDIA Corp.	16,362,564
14,988	ON Semiconductor Corp. (a)(b)	1,251,948
7,249	Qorvo, Inc. (a)	816,310
7,732	Skyworks Solutions, Inc.	869,231
7,059	Teradyne, Inc. (b)	766,043
9,851	Texas Instruments, Inc.	1,679,201
		42,632,003
	Software - 10.66%
6,001	Adobe Systems, Inc. (a)	3,580,197
5,948	Alteryx, Inc. (a)	280,508
38,214	AppLovin Corp. (a)	1,522,828
4,644	Atlassian Corp. - Class A (a)	1,104,622
3,212	Autodesk, Inc. (a)	782,058
7,846	Cadence Design System, Inc. (a)	2,137,015
1,078	Crowdstrike Holdings, Inc. - Class A (a)	275,235
4,629	Datadog, Inc. - Class A (a)	561,868
11,768	DocuSign, Inc. (a)	699,608
34,397	Dropbox, Inc. (a)(b)	1,014,024
4,833	Elastic NV - ADR (a)	544,679
1,413	Fair Isaac Corp. (a)	1,644,746
18,088	Fortinet, Inc. (a)	1,058,691
11,021	Gen Digital, Inc.	251,499
1,324	Guidewire Software, Inc. (a)	144,369
1,678	HubSpot, Inc. (a)	974,146
15,025	Informatica, Inc. (a)(b)	426,560
2,156	Intuit, Inc.	1,347,565
2,996	Jack Henry & Associates, Inc.	489,576
5,113	Manhattan Associates, Inc. (a)	1,100,931
109,048	Microsoft Corp.	41,006,410
20,581	Nutanix, Inc. - Class A (a)	981,508
10,139	Oracle Corp.	1,068,955
11,225	Palantir Technologies, Inc. (a)(b)	192,733
17,369	Pegasystems, Inc.	848,649
21,692	RingCentral, Inc. - Class A (a)(b)	736,443
9,914	salesforce.com, Inc. (a)	2,608,770
2,164	ServiceNow, Inc. (a)	1,528,844
11,043	Smartsheet, Inc. (a)	528,076
4,353	Splunk, Inc. (a)	663,179
4,607	SS&C Technologies Holdings, Inc.	281,534
2,941	Synopsys, Inc. (a)	1,514,350
1,466	Workday, Inc. - Class A (a)	404,704
7,380	Zoom Video Communications, Inc. - Class A (a)	530,696
		72,835,576
	Specialty Retail - 4.28%
2,873	Advance Auto Parts, Inc.	175,339
16,697	AutoNation, Inc. (a)(b)	2,507,556
607	AutoZone, Inc. (a)(b)	1,569,465
16,766	Bath & Body Works, Inc.	723,621
7,733	Best Buy Co., Inc.	605,339
7,880	Dick's Sporting Goods, Inc. (b)	1,157,966
2,505	Floor & Decor Holdings, Inc. - Class A (a)(b)	279,458
7,342	GameStop Corp. - Class A (a)(b)	128,705
855	Lithia Motors, Inc. (b)	281,534
9,022	Lowe's Cos., Inc.	2,007,846
2,001	O'Reilly Automotive, Inc. (a)	1,901,110
11,588	Penske Automotive Group, Inc. (b)	1,859,990
446,152	Petco Health & Wellness Co, Inc. (a)	1,409,840
5,183	Ross Stores, Inc.	717,275
2,391	Sherwin-Williams Co.	745,753
145,682	The Gap, Inc. (b)	3,046,211
12,073	The Home Depot, Inc.	4,183,898
17,885	The TJX Cos., Inc.	1,677,792
3,825	Tractor Supply Co. (b)	822,490
2,697	Ulta Beauty, Inc. (a)	1,321,503
27,593	Victoria's Secret & Co. (a)	732,318
7,041	Williams Sonoma, Inc. (b)	1,420,733
		29,275,742
	Technology Hardware, Storage & Peripherals - 7.30%
219,916	Apple, Inc.	42,340,427
36,512	Hewlett Packard Enterprise Co.	619,974
8,397	HP, Inc.	252,666
11,395	International Business Machines Corp.	1,863,652
140,358	NCR Corp. (a)	2,373,454
6,077	NetApp, Inc.	535,748
18,395	Pure Storage, Inc. - Class A (a)	655,966
29,616	Teradata Corp. (a)	1,288,592
		49,930,479
	Textiles, Apparel & Luxury Goods - 1.68%
10,991	Capri Holdings Ltd. - ADR (a)	552,188
7,250	Carter's, Inc. (b)	542,952
6,335	Columbia Sportswear Co. (b)	503,886
1,814	Crocs, Inc. (a)	169,446
2,479	Deckers Outdoor Corp. (a)	1,657,038
3,166	lululemon athletica, Inc. (a)	1,618,744
12,032	NIKE, Inc. - Class B	1,306,314
11,479	PVH Corp.	1,401,815
5,968	Ralph Lauren Corp. (b)	860,586
12,142	Skechers USA, Inc. (a)	756,932
19,676	Tapestry, Inc.	724,274
74,915	Under Armour, Inc. - Class A (a)	658,503
65,171	Under Armour, Inc. - Class C (a)(b)	544,178
10,118	VF Corp. (b)	190,218
		11,487,074
	Thrifts & Mortgage Finance - 0.13%
35,667	MGIC Investment Corp.	688,016
21,399	New York Community Bancorp, Inc. (b)	218,912
		906,928
	Tobacco - 0.28%
20,158	Altria Group, Inc.	813,174
11,441	Philip Morris International, Inc.	1,076,369
		1,889,543
	Trading Companies & Distributors - 1.07%
9,682	Core & Main, Inc. (a)	391,250
14,970	Fastenal Co. (b)	969,607
2,943	Ferguson PLC - ADR	568,205
8,002	MSC Industrial Direct Co., Inc. - Class A (b)	810,283
3,415	SiteOne Landscape Supply, Inc. (a)(b)	554,937
760	United Rentals, Inc. (b)	435,799
1,961	W.W. Grainger, Inc.	1,625,061
1,989	Watsco, Inc. (b)	852,227
6,296	WESCO International, Inc.	1,094,748
		7,302,117
	Total Common Stocks (Cost $365,211,606)	654,432,931

	INVESTMENT COMPANIES - 3.34%
	Exchange Traded Funds - 3.34%
52,218	Vanguard S&P 500 ETF	22,808,823
	Total Investment Companies (Cost $17,969,342)	22,808,823

	REAL ESTATE INVESTMENT TRUSTS - 0.96%
13,991	Annaly Capital Management, Inc. (b)	271,005
3,358	Boston Properties, Inc.	235,631
5,185	EPR Properties (b)	251,213
15,408	Highwoods Properties, Inc. (b)	353,768
16,370	Host Hotels & Resorts, Inc. (b)	318,724
4,205	Iron Mountain, Inc.	294,266
14,018	Kilroy Realty Corp.	558,477
140,437	Park Hotels & Resorts, Inc.	2,148,686
105,140	Rithm Capital Corp.	1,122,895
5,287	Starwood Property Trust, Inc. (b)	111,133
24,584	Vornado Realty Trust (b)	694,498
2,529	Welltower, Inc.	228,040
	Total Real Estate Investment Trusts (Cost $5,691,325)	6,588,336

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 9.09%
62,099,248	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.55% (e)	62,099,248
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $62,099,248)	62,099,248

	Total Investments (Cost $450,971,521) - 109.14%	745,929,338
	Liabilities in Excess of Other Assets - (9.14)%	(62,460,199)
	TOTAL NET ASSETS - 100.00%	$683,469,139

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	As of December 31, 2023, the Valuation Committee has fair valued this security. The value of these securities was $3,538, which represents 0.00% of total assets.
(e)	Seven-day yield as of December 31, 2023.
(f)	This security has been deemed illiquid pursuant to the Fund's liquidity guidelines. The value of these securities total $3,538, which represents 0.00% of total net assets.

Glossary of Terms
ADR	American Depositary Receipt